Derivative Instruments and Hedging Activities Narrative (Details) (USD $)	3 Months Ended		12 Months Ended					12 Months Ended					12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012 supplier	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Not Designated as Hedging Instrument Interest rate cap	Dec. 31, 2011 Not Designated as Hedging Instrument Interest rate cap	Dec. 31, 2010 Not Designated as Hedging Instrument Interest rate collar	Sep. 30, 2007 Not Designated as Hedging Instrument Interest rate collar	Mar. 27, 2012 30-day LIBOR Not Designated as Hedging Instrument Interest rate cap	Sep. 30, 2007 Libor cap Not Designated as Hedging Instrument Interest rate collar	Sep. 30, 2007 Libor floor Not Designated as Hedging Instrument Interest rate collar	Dec. 31, 2012 Interest expense, net Not Designated as Hedging Instrument Interest rate collar	Dec. 31, 2011 Interest expense, net Not Designated as Hedging Instrument Interest rate collar	Dec. 31, 2010 Interest expense, net Not Designated as Hedging Instrument Interest rate collar	Dec. 31, 2012 Supplier Concentration Risk Beef [Member] Minimum	Mar. 27, 2012 First mortgage loan Mortgages New PRP Not Designated as Hedging Instrument Interest rate cap	Dec. 31, 2011 CMBS loan Mortgages PRP Not Designated as Hedging Instrument Interest rate cap
Derivative [Line Items]
Derivative, notional amount									$ 1,000,000,000								$ 48,700,000	$ 775,700,000
Interest rate cap interest rate							6.31%			7.00%	5.75%
Maximum term of credit risk derivatives						2 years
Concentration risk, percentage																75.00%
Number of primary beef suppliers			4
Percentage of marketplace			85.00%
Derivative, floor interest rate												2.99%
Interest expense								19,900,000
Interest income, net	(20,880,000)	(20,974,000)	(86,642,000)	(83,387,000)	(91,428,000)										18,500,000
Derivative instruments not designated as hedging instruments, loss, net													$ 0	$ 0	$ (1,436,000)